Financial Instruments - Derivatives, Other Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) instrument	Dec. 31, 2017 USD ($) instrument
Derivative instruments in fair value hedges | Interest rate swaps
Derivative Financial Instruments
Notional amount	$ 7,563	$ 9,138
Average remaining maturity	3 years 6 months	4 years 9 months 18 days
Derivative instruments in cash flow hedges | Interest rate swaps
Derivative Financial Instruments
Notional amount	$ 0	$ 0
Derivative instruments in cash flow hedges | Forward-starting interest rate swaps
Derivative Financial Instruments
Maximum length of time hedged	30 years
Notional amount	$ 5,500	0
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges	(35)
Gains (losses) expected to be reclassified to net income within the next 12 months	$ 0
Derivative instruments in cash flow hedges | Foreign exchange forward contracts
Derivative Financial Instruments
Maximum length of time hedged	4 years
Notional amount	$ 9,800	$ 7,800
Average remaining maturity	9 months 18 days	8 months 12 days
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges	$ 342	$ 27
Gains (losses) expected to be reclassified to net income within the next 12 months	$ 266
Derivative instruments in cash flow hedges | Cross-currency swaps
Derivative Financial Instruments
Maximum length of time hedged	10 years
Notional amount	$ 6,500	6,500
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges	75	42
Gains (losses) expected to be reclassified to net income within the next 12 months	189
Instruments in net investment hedges
Derivative Financial Instruments
Notional amount	$ 6,400	$ 7,000
Average remaining maturity	2 months 12 days	2 months 12 days
Not designated as hedging instruments - economic hedges | Foreign exchange contracts
Derivative Financial Instruments
Notional amount	$ 5,200	$ 11,500
Not designated as hedging instruments - economic hedges | Foreign exchange contracts | Maximum
Derivative Financial Instruments
Term of contract	1 year
Not designated as hedging instruments - economic hedges | Equity contracts hedging employee compensation obligations
Derivative Financial Instruments
Notional amount	$ 1,200	$ 1,300
Not designated as hedging instruments - economic hedges | Equity contracts hedging investment securities
Derivative Financial Instruments
Number of derivative instruments outstanding | instrument	0	0
Not designated as hedging instruments - economic hedges | Warrants qualifying as derivatives
Derivative Financial Instruments
Number of derivative instruments outstanding | instrument	0	0
Not designated as hedging instruments - economic hedges | Credit default swaps
Derivative Financial Instruments
Number of derivative instruments outstanding | instrument	0	0